Retirement Benefit Plans - Fair Value of Plan Assets by Major Categories (Detail) - TWD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value of plan assets [abstract]
Cash	$ 756.1	$ 707.5
Equity instruments	2,148.1	1,993.3
Debt instruments	1,107.1	1,223.1
Fair value of plan assets	$ 4,011.3	$ 3,923.9